Note 19 - Share-based Compensation and Warrant Reserve	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
Note 19:	Share-based compensation and warrant reserve

(a)	Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the year ended December 31, 2025 and 2024, the Company recognized share-based compensation expense as follows:

	Years ended December 31
	2025	2024
Recognized in net loss and included in:
Exploration and evaluation costs	$143	$138
Fees, salaries and other employee benefits	569	721
Total share-based compensation expense	$712	$859

During the year ended December 31, 2025, the Company granted 140,000 share options, ( December 31, 2024 – 245,000), to certain employees and consultants who provide defined on-going services to the Company, representative of employee service. In addition, during the year ended December 31, 2025, QPM options were converted to 282,470 share options of the Company.

The weighted average fair value per option of these share options was calculated as C$0.37 ( December 31, 2024 – C$0.31) using the Black-Scholes option valuation model at the grant date with the following weighted average assumptions:

	Years ended December 31
	2025	2024
Risk-free interest rate	2.99%	3.45%
Expected dividend yield	Nil	Nil
Share price volatility	71%	70%
Expected life in years	5.0	5.0

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

In connection with the QPM Acquisition, all outstanding and vested share options of QPM were exchanged for replacement share options of the Company, in amount and at exercise prices adjusted in accordance with the Exchange Ratio. As a result, 282,470 share options with a nominal fair value were granted and vested immediately.

The number of share options issued and outstanding and the weighted average exercise price were as follows:

	Number of share options	Weighted average exercise price (C$/option)
Outstanding, December 31, 2023	9,951,602	$1.23
Granted	245,000	0.56
Expired	(472,937)	1.92
Forfeited	(1,502,487)	1.40
Outstanding, December 31, 2024	8,221,178	$1.14
Granted	140,000	0.65
Granted as part of QPM acquisition	282,470	1.92
Exercised	(231,000)	0.55
Expired	(1,838,144)	2.00
Forfeited	(235,000)	1.12
Outstanding, December 31, 2025	6,339,504	$0.94

As at December 31, 2025, the number of share options outstanding was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price (C$/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price (C$/option)	Weighted average remaining life (years)
C$0.53 – C$1.00	3,689,500	0.83	1.78	3,629,500	0.83	1.74
C$1.00 – C$1.85	2,616,659	1.06	1.14	2,616,659	1.06	1.14
C$2.05 – C$3.91	33,345	3.37	0.49	33,345	3.37	0.49
	6,339,504	0.94	1.51	6,279,504	0.94	1.48

(b)	Long-term incentive plan

In addition to options, the Company also granted RSU’s to officers and employees.

On June 29, 2023, the Company adopted a Long-Term Incentive Plan (“LTI Plan”) which strives to accelerate and encourage additional share ownership by its employees, officers and directors. The LTI plan provides for the awarding of share options, performance share units, restricted share units and deferred share units. The LTI Plan limits the number of shares reserved for issuance under the LTI Plan, together with all other security-based compensation arrangements of the Company, to a maximum of 10% of the Common Shares issued and outstanding.

On January 9, 2025, the Company issued 590,000 DSU’s to directors and 1,142,500 RSU’s to officers and employees. The DSU’s and RSU’s were issued in accordance with the Company’s LTI plan, with a grant-date fair value of C$0.55 per unit, one third vesting annually on anniversary.

On January 31, 2024, the Company issued 273,542 RSU’s to an officer. The RSU’s were issued in accordance with the Company’s LTI plan, which vested on the same day and paid out as fully paid shares.

On January 9, 2024, the Company issued 1,318,623 RSU’s to directors, officers, and employees. The RSU’s were issued in accordance with the Company’s LTI plan, one third vesting annually on the anniversary and paid out as fully paid shares. The Company also approved 235,080 RSU’s to directors, which were fully vested and paid out as fully paid shares in 2024.

The number of RSU’s and DSU’s issued and outstanding and the weighted average grant date fair value were as follows:

	Number of RSU’s	Number of DSU’s	Weighted Average grant date fair value ($/ share)
Outstanding, December 31, 2023	-	-	$-
Granted	1,827,245	-	0.57
Settled	(491,478)	-	0.59
Forfeited	(189,687)	-	0.57
Outstanding, December 31, 2024	1,146,080	-	$0.57
Granted	1,142,500	590,000	0.55
Settled	(382,027)	-	0.53
Forfeited	(179,597)	(110,000)	0.56
Outstanding, December 31, 2025	1,726,956	480,000	$0.56

(c)	Share purchase warrants

In connection with the QPM Acquisition (note 6), all warrants of QPM became exercisable to acquire common shares of the Company, in amounts and at exercise prices adjusted in accordance with the Exchange Ratio. As a result, 596,808 warrants, each exercisable into one Fury Gold share, were granted at an exercise price of C$1.35 per share. The total fair value of the warrants issued was $30, calculated using the Black-Scholes valuation model with the following inputs: (i) expected life – 2.12 years; (ii) expected volatility – 57%; (iii) expected dividend yield – 0%; (iv) risk-free interest rate – 2.56%; (v) share price – C$0.54.

In connection with a non-brokered private equity placement (note 18), the Company issued 6,728,000 warrants exercisable into one common share of the Company at a price of C$0.80 for a period of three years. The warrants were classified as equity instruments under IAS 32 and measured at a fair value of $949, calculated using the Black-Scholes valuation model with the following inputs: (i) expected life – 3 years; (ii) expected volatility – 58%; (iii) expected dividend yield – 0%; (iv) risk-free interest rate – 2.7%; (v) share price – C$0.51.

In connection with a non-brokered private equity placement (note 18), the Company issued 747,127 warrants exercisable into one common share of the Company at a price of C$1.20 for a period of two years. The warrants were classified as equity instruments under IAS 32 and measured at a fair value of $125, calculated using the Black-Scholes valuation model with the following inputs: (i) expected life – 2 years; (ii) expected volatility – 63%; (iii) expected dividend yield – 0%; (iv) risk-free interest rate – 2.5%; (v) share price – C$0.77.

The number of share purchase warrants outstanding at December 31, 2025 was as follows:

	Warrants outstanding	Weighted average exercise price (C$/share)
Outstanding, December 31, 2023	7,461,450	$1.20
Expired	(7,461,450)	1.20
Outstanding, December 31, 2024	-	-
Issued	13,029,435	1.00
Outstanding, December 31, 2025	13,029,435	$1.00

The following table reflects the share purchase warrants issued and outstanding as at December 31, 2025:

Expiry date	Warrants outstanding	Exercise price (C$/share)
May 31, 2027	274,170	$1.35
June 21, 2027	322,638	1.35
October 14, 2027	4,957,500	1.20
November 12, 2027	747,127	1.20
May 26, 2028	6,728,000	0.80
Total	13,029,435	$1.00